Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [Abstract]
Disclosure of commitments and contingent liabilities [text block]	As at December 31, 2018, the Company had the following commitments:
	Total	Less than 1 year	1 - 3 years	3-5 years	More than 5 years
Lease commitments	$421	$106	$315	$-	$-